EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES	3 Months Ended
Jun. 30, 2025
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

6. EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

During the three months ended June 30, 2025, the Company incurred $6,567,364 (three months ended June 30, 2024 - $4,745,133) on exploration and evaluation expenses and recovered $6,262,208 (three months ended June 30, 2024 - $4,211,577) from the partners which have been included on the condensed interim statements of comprehensive loss. The following tables summarize the exploration and evaluation expenses incurred.

	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended June 30, 2025	($)	($)	($)	($)	($)
Assays and analysis	32,389	133,114	53,377	24,400	243,280
Drilling	424	357,201	1,568,494	-	1,926,119
Environmental	330	8,087	8,797	-	17,214
Equipment rental	-	2,470	8,129	2,182	12,781
Freight	-	84,564	81,521	-	166,085
Geological, including geophysical	43,862	370,524	568,944	56,065	1,039,395
Graphics	106	6,521	-	43	6,670
Helicopter and fuel	-	341,149	1,030,136	-	1,371,285
Operations support	6,744	427,305	396,249	-	830,298
Property acquisition and assessments costs	4,225	15,024	4,745	105,200	129,194
Socioeconomic	8,952	145,095	22,500	825	177,372
Technical data	-	-	146	-	146
Travel and accommodation	485	132,139	509,979	4,922	647,525
Total	97,517	2,023,193	4,253,017	193,637	6,567,364

	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended June 30, 2024	($)	($)	($)	($)	($)
Assays and analysis	-	42,432	139,658	1,748	183,838
Drilling	-	510,538	725,353	-	1,235,891
Environmental	165	4,244	7,615	-	12,024
Equipment rental	4,050	18,158	37,478	-	59,686
Freight	-	29,859	38,699	-	68,558
Geological, including geophysical	-	238,430	802,030	6,905	1,047,365
Graphics	100	3,126	12,269	-	15,495
Operations support	-	296,701	445,892	1,745	744,338
Helicopter and fuel	-	284,800	677,589	-	962,389
Property acquisition and assessments costs	8,091	775	3,921	100,130	112,917
Socioeconomic	48,852	74,361	38,643	313	162,169
Technical data	-	9,480	9,550	-	19,030
Travel and accommodation	1,745	48,841	68,452	2,395	121,433
	63,003	1,561,745	3,007,149	113,236	4,745,133

Below is a summary of the Company’s major exploration property interests, together with the material property transactions.

(a) IKE District

The IKE District is subject to the following royalties:

•

A 1% net smelter return (“NSR’) on the IKE Property mineral claims capped at $2 million, which can be repurchased at any time for $2 million. An additional 2% NSR, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

•

A 2% NSR on the Granite Property mineral claims which can be purchased for $2 million. In addition, there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

•	The entire IKE District is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b) JOY District

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly-owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “Agreement”) whereby Freeport may acquire up to a 70% ownership interest of the JOY District. To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5- year term. On May 11, 2025, Freeport earned the 60% interest under an accelerated timeframe and a joint venture corporation, Aurora Minerals Ltd. is required to operate the JOY District. Freeport can elect, in its sole discretion, to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years. As of the date hereof, Amarc believes that given Freeport has exceeded the $35 million Expenditures requirement for Stage 1 that it will formally elect to proceed to Stage 2 in the near future. If it does so, Freeport is not obligated to continue funding Stage 2 and may abandon it at any time and revert to 60:40 ownership arrangement.

On February 5, 2025, the Company entered into a mineral property option agreement to acquire 100% interest in 22 mineral claims that are located adjacent to its JOY tenure and immediately to the east of its AuRORA copper-gold-silver (“Cu-Au-Ag”) discovery. The terms of the 5-year option to acquire 100% of the Brenda Property require annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% net smelter returns royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining. The claims fall largely within the area of common interest under the Agreement. In April, 2025, Freeport exercised its right to have the entire Brenda Property included in the JOY District.

In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property.

JOY District is subject to the following royalties:

•	The PINE Property is subject to a 3% NSR on the PINE Property capped at $5 million payable from production.

•

A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the 3% NSR and a 1% NSR on the balance of the claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares.

•	The Paula claim is subject to a 1% NSR royalty payable from commercial production that is capped at $500,000.

The Company initially records the amounts of contributions received or receivable from Freeport pursuant to the Agreement as a liability (advanced contributions received) in the statements of financial position, and subsequently reallocates amounts as cost recoveries in the statement of comprehensive loss as the Company incurs the related expenditures. On June 30, 2025, the Company recorded advanced contributions balance of $939,836 (March 31, 2025 - $Nil).

During the three months ended June 30, 2025, the Company recorded a gross amount of cost recovery of $2,023,193 (three months ended June 30, 2024 - $1,187,195) offsetting the expenditures incurred pursuant to the Agreement.

(c) DUKE District

On November 22, 2022, the Company announced that it had entered into a Mineral Property Earn-in Agreement (the "Agreement") with Boliden Mineral Canada Ltd. (“Boliden”), a wholly-owned subsidiary of the Boliden Group. Under the terms of the Agreement, Boliden has a two-staged option to earn up to a 70% interest in the DUKE District.

To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the Agreement. Amarc is the operator during this initial earn-in stage. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. Once Boliden has earned a 60% interest it will also have the right to become the operator.

The Company initially records the amounts of contributions received or receivable from Boliden pursuant to the Agreement as a liability (advanced contributions received) in the statements of financial position, and subsequently recognizes amounts as cost recoveries in the statements of (income) loss as the Company incurs the related expenditures. During the three months ended June 30, 2025, the Company recorded advanced contributions balance of $1,324,930 (March 31, 2025 - $635,530).

During the three months ended June 30, 2025, the Company recorded a gross amount of cost recovery of $4,253,017 (June 30, 2024: $3,024,382) offsetting the expenditures incurred pursuant to the Agreement.

(d) Other property transactions

On December 16, 2020, the Company closed the sale of its Newton Property, located in south-central BC, to Isaac Mining Corp., an arms-length private company and a wholly-owned subsidiary of Carlyle Commodities Corp. Amarc retains a 2% NSR Royalty in the Newton Property.

On May 16, 2022, the Company entered into a mineral claims option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property, subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%. The Company paid $100,000 during the year ended March 31, 2023 and shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to optionor.